SHARE BASED COMPENSATION (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Sharebased compensation arrangement shares authorized	11,580,870		11,580,870		11,580,870
Sharebased compensation expense	$ 600,160	$ 98,423	$ 1,866,848	$ 351,607	$ 441,367	$ 187,009
Sharebased compensation expense unrecognized					$ 1,029,497
Sharebased compensation expense, Recognition period					3 years
Sharebased compensation arrangement maximum number of shares available for grant	3,498,283		3,498,283
Stock options granted to consultants, fair value	$ 119,498	$ 64,683	$ 841,021	245,931
Restricted Stock Units (RSUs) [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Sharebased compensation expense unrecognized	2,669,049		$ 2,669,049
Sharebased compensation expense, Recognition period			3 years 2 months 12 days
Weighted average grant date fair value of RSU granted			$ 3.15		$ 0
Sharebased compensation arrangement grant date fair value of restricted stock units awarded			$ 3,316,950	$ 0
Share-Based Payment Arrangement, Option [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Sharebased compensation expense unrecognized	$ 3,100,632		$ 3,100,632
Sharebased compensation expense, Recognition period			1 year 6 months
Weighted average grant date fair value of share options granted			$ 1.44	$ 3.07
Aggregate intrinsic value of share options exerised			$ 2,308,402	$ 152,700	$ 0	$ 18,732